                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act File Number: 811-01241
                                                      ---------

                            Eaton Vance Growth Trust
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)

     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Address of Principal Executive Offices)

                                 Alan R. Dynner
     The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
     -----------------------------------------------------------------------
                    (Name and Address of Agent for Services)

                                 (617) 482-8260
                                 --------------
                         (Registrant's Telephone Number)

                                  September 30
                                  ------------
                             Date of Fiscal Year End

                               September 30, 2003
                               ------------------
                            Date of Reporting Period


ITEM 1. REPORTS TO STOCKHOLDERS

[ATLANTA CAPITAL LOGO]

[PHOTO IMAGE]

ANNUAL REPORT SEPTEMBER 30, 2003

ATLANTA CAPITAL SMALL-CAP FUND

[PHOTO IMAGE]

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                         EATON VANCE DISTRIBUTORS, INC.

                                 PRIVACY NOTICE

    The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

    - Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

    - None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

    - Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

           For more information about Eaton Vance's privacy policies, call: 1-800-262-1122


                                IMPORTANT NOTICE
                              REGARDING DELIVERY OF
                              SHAREHOLDER DOCUMENTS

    The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

    EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

    If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

    Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.


From time to time, mutual funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures without charge, upon request, by calling 1-800-262-1122. This description is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

ATLANTA CAPITAL SMALL-CAP FUND as of September 30, 2003

LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST JR.]
Thomas E. Faust Jr.
President

Atlanta Capital Small-Cap Fund ("the Fund") Class I shares had a total return of 23.87% for the year ended September 30, 2003. That return was the result of an increase in net asset value (NAV) per share from $7.71 on September 30, 2002, to $9.55 on September 30, 2003.(1) The Fund's Class R shares had a return of 23.12% for the same period, the result of an increase in NAV per share from $7.70 on September 30, 2002, to $9.48 on September 30, 2003.(1)

For comparison, the Fund's benchmark index, the Russell 2000 Index, posted a return of 36.50% for the one-year period ended September 30, 2003.(2)

AFTER A FALSE START, A CAUTIOUS BUT SUSTAINED RECOVERY IN THE STOCK MARKETS ...

Last fall, there appeared to be stirrings of economic improvement in the U.S., and stocks rebounded accordingly. However, later in the year and early in 2003, the lead-up to the Iraq War, more accounting scandals, the SARS epidemic, and restrained business investment combined to cause the markets to decline again amid all the uncertainty. With the onset of the war in March 2003, though, the market found its legs again, and there were hints of economic improvement over the summer. The S&P 500 Composite Index - an unmanaged index of 500 common stocks used as a measure of U.S. stock market performance - rose for the sixth consecutive month in August 2003, the longest positive streak since 1998.(2) September, historically the worst month for the S&P 500, saw a modest decline of 1.2%, compared to an average loss of 6.4% in each of the past four Septembers.(2) The market's recovery since March has been driven, in our opinion, by a strong earnings outlook, sustained consumer strength, and acceleration in economic activity.

NEW OPPORTUNITIES FOR SMALL-CAP STOCKS ...

We feel optimistic that the recovery we've seen in the U.S. equity markets to date can be sustained. Our analyst team stands poised to seek out further opportunities among small-cap stocks in the year ahead. In the pages that follow, William R. Hackney, Paul J. Marshall, and Charles B. Reed, members of the Atlanta Capital Management investment team, review the Fund's performance over the past year.

                                          Sincerely,


                                          /s/ Thomas E. Faust Jr.

                                          Thomas E. Faust Jr.
                                          President
                                          November 14, 2003


FUND INFORMATION
AS OF SEPTEMBER 30, 2003

PERFORMANCE(1)                                              CLASS I     CLASS R
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                     23.87%      23.12%
Life of Fund+                                                -3.19%      -3.69%

+ Inception Dates - Class I: 4/30/02; Class R: 4/30/02

TEN LARGEST HOLDINGS(3) By total net assets

National Instruments Corp.                          2.8%
Affiliated Managers Group, Inc.                     2.7
Forward Air Corp.                                   2.6
Florida Rock Industries, Inc.                       2.6
Matthews International Corp.                        2.6
Fair Isaac Corp.                                    2.6
Landauer, Inc.                                      2.5
Financial Federal Corp.                             2.5
Manhattan Associates, Inc.                          2.4
Newfield Exploration Co.                            2.3

(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Classes I and R have no sales charge.

(2) It is not possible to invest directly in an Index.

(3) Ten largest holdings accounted for 25.6% of the Portfolio's net assets. Holdings are subject to change.

    Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

     MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES
      ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL
                                    INVESTED.

ATLANTA CAPITAL SMALL-CAP FUND as of September 30, 2003

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ATLANTA CAPITAL MANAGEMENT'S PAUL J. MARSHALL, VICE PRESIDENT AND DIRECTOR OF RESEARCH; WILLIAM R. HACKNEY, III, MANAGING PARTNER; AND CHARLES
B. REED, VICE PRESIDENT, WHO CONSTITUTE THE INVESTMENT TEAM MANAGING SMALL-CAP PORTFOLIO

[PHOTO OF PAUL J. MARSHALL AND WILLIAM R. HACKNEY, III AND CHARLES B. REED] Paul J. Marshall
William R. Hackney, III
Charles B. Reed

Q: What was the overall market environment for the Fund for the year ending
   September 30, 2003?

A: MR. REED: The stock market environment for small capitalization equities was very favorable and much improved from the prior year. The small-cap market, as measured by the Russell 2000 Index (the "Russell 2000"), rose 36.50% in the 12 months ending September 30, outpacing the 24.38% advance in the larger-capitalization S&P 500 Composite Index.* A number of forces underpinned this favorable investment climate. First, there has been sizeable fiscal stimulus from tax cuts and increased government spending over the past two years. This stimulus has been accompanied by a very accommodative monetary policy from the Federal Reserve Board, which has pushed short-term interest rates to their lowest levels in almost 50 years. The combination of fiscal stimulus and low interest rates kept the U.S. economy on a path of steady, moderate growth and helped corporate earnings recover from their depressed levels of 2001 and 2002. All the elements for a classic economic and stock market recovery seemed to fall into place last year.

Q: Can you give the shareholders a summary of the Fund's performance over the last year?

A: MR. HACKNEY: We are pleased to report that the Fund's Class I shares had a return of 23.87% for the year ended September 30, 2003, while Class R shares had a return of 23.12% for the same period. The Fund's performance was led by sharp gains in information technology and basic materials stocks held by the Portfolio. In general, the economically sensitive industrial sectors of the economy turned in the strongest stock market performance, while the more defensive consumer-related sectors turned in more moderate price performance. This was true for holdings in the Portfolio as well.

Q: What factors accounted for the Fund's performance relative to the benchmark during the period?

A: MR. REED: The Fund's returns trailed the gain in the Russell 2000, primarily due to the exceptionally strong performance of lower-quality, lower-priced companies in 2003.* Various studies have shown that during the first nine months of 2003: 1) the stocks of companies reporting current losses have outperformed companies with earnings; 2) low-priced stocks have outperformed higher-priced stocks; and 3) companies with erratic earnings patterns have outperformed companies with more stable earnings patterns. The Portfolio focuses on quality companies capable of sustaining consistent earnings growth while maintaining a strong financial condition. In general, the stocks of quality companies did not rebound as sharply as the stocks of lesser quality companies.

   * It is not possible to invest directly in an Index.

[CHART]

FIVE LARGEST INDUSTRY POSITIONS+

By total net assets

Banks                           11.2%

Applications Software           10.9%

IT Consulting and Services       4.7%

Health Services                  4.4%

Health Care-Equipment            3.7%

+ As of September 30, 2003. Industry positions subject to change due to active management.

   This was particularly true in certain technology-related sectors and health care sector of the Portfolio, which collectively accounted for the Fund's entire performance shortfall versus its benchmark (technology because of our underweightings versus the S*&P 500, and health care because of poor performance in the broader market).

Q: What industry groups most negatively impacted Fund performance over the past
   12 months?

A: MR. HACKNEY: As a group, the Portfolio's health care stocks most negatively impacted Fund performance, both on an absolute basis and relative to the Russell 2000.* Of the economic sectors represented in the Portfolio, only the health care sector recorded a negative rate of return over the past 12 months.

Q: What stocks and industry groups most positively impacted Fund performance over the past 12 months?

A: MR. REED: The technology-related sectors were the best performing sectors of the stock market over the past year and, likewise, were the best performing sectors of the Portfolio. The Portfolio's technology-related stocks advanced an average of 62% over the past 12 months. While that was a strong advance, the Portfolio's technology-related holdings lagged the 83% advance in the Russell 2000's technology component.* The top three contributors to our performance over the past 12 months were all in the technology-related sectors. On September 30th, stocks related to the technology sector (applications software and IT consulting and services) accounted for 15.6% of the Portfolio's net assets.

Q: Do you anticipate any significant changes to your investment strategy for the Portfolio?

A: MR. HACKNEY: We are long-term investors, not short-term traders, so no significant change in investment strategy is anticipated. We believe that successful investing requires broad diversification, a long-term orientation and an emphasis on quality companies that can weather the ups and downs of the economy. While no change in our strategy is anticipated, we do anticipate that leadership in the broad market of stocks will gradually shift away from lower-quality issues toward higher-quality issues with stronger balance sheets and a track record of more consistent earnings growth.

Q: Do you have any final comments for our Shareholders on your outlook going forward?

A: MR. MARSHALL: The favorable forces in place last year seem likely to continue, more or less, in the year ahead. So we remain cautiously optimistic on both the economy and the market. Further gains in the stock market, however, should be dependent on a further resurgence in earnings, not a rise in valuations or price/earnings ratios. The recent advance in the broad market has been led by lower-quality, lower-priced stocks with little or no current earnings. In the initial phases of a stock market recovery, it's not unusual for these more "speculative" issues to turn in the best performance, simply because they are often the types of stocks that declined the most during the preceding bear market. Looking ahead, we would expect earnings power and balance sheet strength to play a more important role in stock selection.

   THE VIEWS EXPRESSED IN THIS REPORT ARE THOSE OF THE PORTFOLIO MANAGERS AND ARE CURRENT ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THESE VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS, AND ATLANTA CAPITAL DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS. THESE VIEWS MAY NOT BE RELIED ON AS INVESTMENT ADVICE AND, BECAUSE INVESTMENT DECISIONS FOR A FUND ARE BASED ON MANY FACTORS, MAY NOT BE RELIED ON AS AN INDICATION OF TRADING INTENT ON BEHALF OF ANY FUND.

 * It is not possible to invest directly in an Index.

ATLANTA CAPITAL SMALL-CAP FUND as of September 30, 2003

PERFORMANCE

[CHART]

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ATLANTA CAPITAL SMALL-CAP FUND CLASS I VS. THE RUSSELL 2000 INDEX*

                       April 30, 2002 - September 30, 2003

                      FUND           FUND                    RUSSELL
                    VALUE AT      VALUE WITH                  2000
     DATE              NAV       SALES CHARGE                 INDEX
--------------------------------------------------------------------------
     4/30/2002         10000         N/A                             10000
     5/31/2002          9810                                       9556.18
     6/30/2002          9280                                       9082.03
     7/31/2002          8250                                       7710.36
     8/31/2002          8380                                       7690.73
     9/30/2002          7710                                       7138.43
    10/31/2002          8040                                        7367.3
    11/30/2002          8530                                        8024.8
    12/31/2002          8230                                       7577.99
     1/31/2003          8010                                       7368.23
     2/28/2003          7680                                        7145.6
     3/31/2003          7710                                       7237.61
     4/30/2003          8360                                       7923.87
     5/31/2003          8810                                       8774.19
     6/30/2003          9070                                       8932.99
     7/31/2003          9420                                       9491.92
     8/31/2003          9790                                       9927.09
     9/30/2003          9550                                       9743.89

[CHART]

            COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN ATLANTA CAPITAL SMALL-CAP FUND CLASS R VS. THE RUSSELL 2000 INDEX*

                       April 30, 2002 - September 30, 2003

                      FUND           FUND                    RUSSELL
                    VALUE AT      VALUE WITH                  2000
     DATE              NAV       SALES CHARGE                 INDEX
--------------------------------------------------------------------------
     4/30/2002         10000         N/A                             10000
     5/31/2002          9800                                       9556.18
     6/30/2002          9270                                       9082.03
     7/31/2002          8240                                       7710.36
     8/31/2002          8370                                       7690.73
     9/30/2002          7700                                       7138.43
    10/31/2002          8020                                        7367.3
    11/30/2002          8500                                        8024.8
    12/31/2002          8200                                       7577.99
     1/31/2003          7980                                       7368.23
     2/28/2003          7650                                        7145.6
     3/31/2003          7670                                       7237.61
     4/30/2003          8320                                       7923.87
     5/31/2003          8760                                       8774.19
     6/30/2003          9020                                       8932.99
     7/31/2003          9360                                       9491.92
     8/31/2003          9720                                       9927.09
     9/30/2003          9480                                       9743.89

PERFORMANCE**                                               CLASS I     CLASS R
--------------------------------------------------------------------------------
Average Annual Total Returns (at net asset value)

One Year                                                     23.87%      23.12%
Life of Fund+                                                -3.19%      -3.69%

+ Inception Dates - Class I: 4/30/02; Class R: 4/30/02


*  Source: Thomson Financial. Investment operations commenced 4/30/02.

   The chart compares the Fund's Class I and Class R shares' total return with that of the Russell 2000 Index, a market capitalization weighted index of 2,000 small company stocks. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund's Class I and Class R shares and in the Russell 2000 Index. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Classes I and R have no sales charge.

   Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

ATLANTA CAPITAL SMALL-CAP FUND as of September 30, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2003

ASSETS

Investment in Small-Cap Portfolio, at value
   (identified cost, $9,086,192)                                               $   10,695,665
Receivable for Fund shares sold                                                        95,688
Receivable from the Administrator                                                      40,610
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                   $   10,831,963
---------------------------------------------------------------------------------------------

LIABILITIES

Payable for Fund shares redeemed                                               $        4,774
Accrued expenses                                                                       11,070
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                              $       15,844
---------------------------------------------------------------------------------------------
NET ASSETS                                                                     $   10,816,119
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Paid-in capital                                                                $    9,789,141
Accumulated net realized loss from Portfolio (computed on the
   basis of identified cost)                                                         (582,495)
Net unrealized appreciation from Portfolio (computed on the basis of
   identified cost)                                                                 1,609,473
---------------------------------------------------------------------------------------------
TOTAL                                                                          $   10,816,119
---------------------------------------------------------------------------------------------

CLASS I SHARES

NET ASSETS                                                                     $   10,815,162
SHARES OUTSTANDING                                                                  1,132,597
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)           $         9.55
---------------------------------------------------------------------------------------------

CLASS R SHARES

NET ASSETS                                                                     $          957
SHARES OUTSTANDING                                                                        101
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE PER SHARE
   (net assets DIVIDED BY shares of beneficial interest outstanding)           $         9.48
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
SEPTEMBER 30, 2003

INVESTMENT INCOME

Dividends allocated from Portfolio                                             $       87,850
Interest allocated from Portfolio                                                       1,227
Expenses allocated from Portfolio                                                     (90,334)
---------------------------------------------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO                                             $       (1,257)
---------------------------------------------------------------------------------------------

EXPENSES

Trustees' fees and expenses                                                    $          182
Distribution and service fees
   Class R                                                                                  4
Registration fees                                                                      31,078
Legal and accounting services                                                          13,182
Custodian fee                                                                          12,466
Printing and postage                                                                    2,300
Transfer and dividend disbursing agent fees                                             1,849
Miscellaneous                                                                           1,826
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                 $       62,887
---------------------------------------------------------------------------------------------
Deduct --
   Allocation of expenses to the Administrator                                 $       40,610
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                       $       40,610
---------------------------------------------------------------------------------------------

NET EXPENSES                                                                   $       22,277
---------------------------------------------------------------------------------------------

NET INVESTMENT LOSS                                                            $      (23,534)
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM PORTFOLIO

Net realized gain (loss) --
   Investment transactions (identified cost basis)                             $     (465,582)
---------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                              $     (465,582)
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)--
   Investments (identified cost basis)                                         $    2,264,198
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                           $    2,264,198
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                               $    1,798,616
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $    1,775,082
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                        YEAR ENDED            YEAR ENDED
IN NET ASSETS                                              SEPTEMBER 30, 2003    SEPTEMBER 30, 2003(1)
------------------------------------------------------------------------------------------------------
From operations --
   Net investment loss                                     $          (23,534)   $              (5,994)
   Net realized loss                                                 (465,582)                (117,060)
   Net change in unrealized
      appreciation (depreciation)                                   2,264,198                 (654,725)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $        1,775,082    $            (777,779)
------------------------------------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class I                                              $        3,832,483    $           8,235,922
      Class R                                                              --                    1,010
   Cost of shares redeemed
      Class I                                                      (1,768,084)                (482,515)
------------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS FROM
   FUND SHARE TRANSACTIONS                                 $        2,064,399    $           7,754,417
------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                 $        3,839,481    $           6,976,638
------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                       $        6,976,638    $                  --
------------------------------------------------------------------------------------------------------
AT END OF YEAR                                             $       10,816,119    $           6,976,638
------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

                                                                    CLASS I
                                                         -----------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                                         -----------------------------
                                                            2003(1)        2002(1)(2)
--------------------------------------------------------------------------------------
Net asset value -- Beginning of year                     $      7.710     $     10.000
--------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                      $     (0.024)    $     (0.007)
Net realized and unrealized gain (loss)                         1.864           (2.283)
--------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                      $      1.840     $     (2.290)
--------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                         $      9.550     $      7.710
--------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 23.87%          (22.90)%
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                  $     10,815     $      6,976
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                               1.35%            1.37%(5)
   Net expenses after custodian fee reduction(4)                 1.35%            1.35%(5)
   Net investment loss                                          (0.28)%          (0.20)%(5)
Portfolio Turnover of the Portfolio                                54%              17%
--------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                   2.12%            2.69%(5)
   Expenses after custodian fee reduction(4)                     2.12%            2.67%(5)
   Net investment loss                                          (1.05)%          (1.52)%(5)
Net investment loss per share                            $     (0.090)    $     (0.053)
--------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.

(2) For the period from the start of business, April 30, 2002, to September 30, 2002.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

                                                                    CLASS R
                                                         -----------------------------
                                                            YEAR ENDED SEPTEMBER 30,
                                                         -----------------------------
                                                            2003(1)        2002(1)(2)
--------------------------------------------------------------------------------------
Net asset value -- Beginning of year                     $      7.700     $     10.000
--------------------------------------------------------------------------------------

INCOME (LOSS) FROM OPERATIONS

Net investment loss                                      $     (0.069)    $     (0.026)
Net realized and unrealized gain (loss)                         1.849           (2.274)
--------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM OPERATIONS                      $      1.780     $     (2.300)
--------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF PERIOD                         $      9.480     $      7.700
--------------------------------------------------------------------------------------

TOTAL RETURN(3)                                                 23.12%          (23.00)%
--------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA+

Net assets, end of year (000's omitted)                  $          1     $          1
Ratios (As a percentage of average daily net assets):
   Net expenses(4)                                               1.85%            1.87%(5)
   Net expenses after custodian fee reduction(4)                 1.85%            1.85%(5)
   Net investment loss                                          (0.82)%          (0.71)%(5)
Portfolio Turnover of the Portfolio                                54%              17%
--------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. The operating expenses of the Fund reflect an allocation of expenses to the Administrator. Had such actions not been taken, the ratios and net investment loss per share would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses(4)                                                   2.62%            3.19%(5)
   Expenses after custodian fee reduction(4)                     2.62%            3.17%(5)
   Net investment loss                                          (1.59)%          (2.03)%(5)
Net investment loss per share                            $     (0.134)    $     (0.074)
--------------------------------------------------------------------------------------

(1) Net investment loss per share was computed using average shares outstanding.

(2) For the period from the start of business, April 30, 2002, to September 30, 2002.

(3) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(4)  Includes the Fund's share of the Portfolio's allocated expenses.

(5)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

ATLANTA CAPITAL SMALL-CAP FUND as of September 30, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Atlanta Capital Small-Cap Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the 1940 Act), as amended, as an open-end management investment company. The Fund currently offers two classes of shares. Class I shares and Class R shares are offered at net asset value and are not subject to a sales charge. Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class-specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class-specific expenses. The Fund invests all of its investable assets in interests in the Small-Cap Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (74.0% at September 30, 2003). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

   B INCOME -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

   C FEDERAL TAXES -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At September 30, 2003 the Fund, for federal income tax purposes, had a capital loss carryover of $86,121 which will reduce the taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of the distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on September 30, 2010. Additionally, at September 30, 2003, the Fund had net capital losses of $306,863 attributable to security transactions incurred after October 31, 2002. These net capital losses are treated as arising on the first day of the Fund's taxable year ending September 30, 2004.

   D OTHER -- Investment transactions are accounted for on a trade date basis. Dividends to shareholders are recorded on the ex-dividend date.

   E USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

   F EXPENSES -- The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

2  DISTRIBUTIONS TO SHAREHOLDERS

   It is the present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income and at least one distribution of all or substantially all of its net realized capital gains. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. Shareholders may reinvest capital gain distributions in additional shares of the Fund at the net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  SHARES OF BENEFICIAL INTEREST

   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                                            YEAR ENDED SEPTEMBER 30,
                                                         -----------------------------
   CLASS I                                                   2003            2002(1)
   -----------------------------------------------------------------------------------
   Sales                                                      437,075          963,204
   Redemptions                                               (208,866)         (58,816)
   -----------------------------------------------------------------------------------
   NET INCREASE                                               228,209          904,388
   -----------------------------------------------------------------------------------

                                                            YEAR ENDED SEPTEMBER 30,
                                                         -----------------------------
   CLASS R                                                   2003            2002(1)
   -----------------------------------------------------------------------------------
   Sales                                                           --              101
   -----------------------------------------------------------------------------------
   NET INCREASE                                                    --              101
   -----------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002 to September 30, 2002.

On May 1, 2002, the Fund received an in-kind contribution in return for 591,534 Class I shares of the Fund.

4  TRANSACTIONS WITH AFFILIATES

   Eaton Vance Management (EVM) serves as administrator of the Fund but receives no compensation. To reduce the net investment loss of the Fund, the Administrator was allocated $40,610 of the Fund's operating expenses for the year ended September 30, 2003. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of the investment adviser fee earned by BMR. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. During the year ended September 30, 2003, EVM earned $3 in sub-transfer agent fees from the Fund. Certain officers and Trustees of the Fund and Portfolio are officers of the above organizations.

5  DISTRIBUTION AND SERVICE PLANS

   The Fund has in effect a distribution plan for Class R (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended. The Class R Plan allows the Fund to pay Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365 of 0.25% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. Although there is not the present intention to do so, the Fund could pay distribution fees of up to 0.50% of Class R's average daily net assets annually upon Trustee approval. The Fund paid or accrued $2 for Class R shares to or payable to EVD for the year ended September 30, 2003, representing 0.25% of the average daily net assets for Class R shares.

   The Plan authorizes the Fund to make payments of service fees to EVD, investment dealers and other persons in amounts not exceeding 0.25% (annually) of the Fund's average daily net assets attributable to Class R shares for each fiscal year. Service fee payments will be made for personal services and/or the maintenance of shareholder accounts. Service fee payments for the year ended September 30, 2003 amounted to $2 for Class R shares.

6  INVESTMENT TRANSACTIONS

   Increases and decreases in the Fund's investment in the Portfolio for the year ended September 30, 2003, aggregated $3,745,906 and $1,807,864, respectively.

7  SHAREHOLDER MEETING (UNAUDITED)

   The Fund held a Special Meeting of Shareholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                  NUMBER OF SHARES
                              -------------------------
   NOMINEE FOR TRUSTEE        AFFIRMATIVE      WITHHOLD
   ----------------------------------------------------
   Jessica M. Bibliowicz         999,964          264

   Donald R. Dwight              999,964          264

   James B. Hawkes               999,964          264

   Samuel L. Hayes, III          999,964          264

   William H. Park               999,964          264

   Norton H. Reamer              999,964          264

   Lynn A. Stout                 999,964          264

   Each nominee was also elected a Trustee of the Portfolio. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Trust.

8  SUBSEQUENT EVENTS

   On October 20, 2003, the Board of Trustees of the Trust approved the reorganization of Eaton Vance Small-Cap Fund into Atlanta Capital Small-Cap Fund. It is expected that the reorganization will be treated as a tax-free reorganization for federal tax purposes. The reorganization is expected to close on or around January 9, 2004.

   Effective November 19, 2003, Atlanta Capital Small-Cap Fund will change its name to Eaton Vance-Atlanta Capital Small-Cap Fund.

   Effective November 19, 2003, Eaton Vance-Atlanta Capital Small-Cap Fund will offer Class A shares. The Class A shares are generally sold subject to a sales charge imposed at time of purchase.

ATLANTA CAPITAL SMALL-CAP FUND as of September 30, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES OF EATON VANCE GROWTH TRUST AND SHAREHOLDERS OF ATLANTA CAPITAL SMALL-CAP FUND:

We have audited the accompanying statement of assets and liabilities, of Atlanta Capital Small-Cap Growth Fund (the Fund) (one of the series of Eaton Vance Growth Trust) as of September 30, 2003, the related statement of operations for the year then ended, and the statement of changes in net assets and the financial highlights for the year then ended, and for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of Atlanta Capital Small-Cap Fund at September 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and its financial highlights in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2003

SMALL-CAP PORTFOLIO as of September 30, 2003

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 98.0%

SECURITY                                                    SHARES           VALUE
--------------------------------------------------------------------------------------
ADVERTISING -- 1.7%

Grey Global Group, Inc.                                           330     $    251,163
--------------------------------------------------------------------------------------
                                                                          $    251,163
--------------------------------------------------------------------------------------

AIR FREIGHT -- 2.6%

Forward Air Corp.(1)                                           13,750     $    380,188
--------------------------------------------------------------------------------------
                                                                          $    380,188
--------------------------------------------------------------------------------------

AIRLINES -- 1.3%

SkyWest, Inc.                                                  10,500     $    181,860
--------------------------------------------------------------------------------------
                                                                          $    181,860
--------------------------------------------------------------------------------------

APPLICATIONS SOFTWARE -- 10.9%

ANSYS, Inc.(1)                                                  5,100     $    181,254
Fair Isaac Corp.                                                6,275          369,974
Jack Henry & Associates, Inc.                                  16,700          290,413
Kronos, Inc.(1)                                                 2,700          142,857
National Instruments Corp.                                     10,000          402,500
The Reynolds and Reynolds Co., Class A                          6,700          184,585
--------------------------------------------------------------------------------------
                                                                          $  1,571,583
--------------------------------------------------------------------------------------

AUTO AND PARTS -- 1.0%

Gentex Corp.                                                    4,200     $    146,328
--------------------------------------------------------------------------------------
                                                                          $    146,328
--------------------------------------------------------------------------------------

BANKS -- 11.2%

Boston Private Financial Holdings, Inc.                         6,200     $    146,072
Capital City Bank Group, Inc.                                   8,050          307,188
City National Corp.                                             4,400          224,224
Provident Bankshares Corp.                                      6,403          180,885
Seacoast Banking Corp. of Florida                              18,020          313,548
Texas Regional Bancshares, Class A                              7,682          259,575
UCBH Holdings, Inc.                                             6,100          184,403
--------------------------------------------------------------------------------------
                                                                          $  1,615,895
--------------------------------------------------------------------------------------

BROADCAST MEDIA -- 1.3%

Cox Radio, Inc., Class A(1)                                     8,500     $    185,895
--------------------------------------------------------------------------------------
                                                                          $    185,895
--------------------------------------------------------------------------------------

CONSTRUCTION - CEMENT -- 2.6%

Florida Rock Industries, Inc.                                   7,600     $    376,960
--------------------------------------------------------------------------------------
                                                                          $    376,960
--------------------------------------------------------------------------------------

CONSUMER FINANCE -- 2.5%

Financial Federal Corp.(1)                                     11,900     $    363,069
--------------------------------------------------------------------------------------
                                                                          $    363,069
--------------------------------------------------------------------------------------

CONTAINERS AND PACKAGING -- 1.3%

AptarGroup, Inc.                                                5,200     $    190,788
--------------------------------------------------------------------------------------
                                                                          $    190,788
--------------------------------------------------------------------------------------

DIVERSIFIED FINANCIAL SERVICES -- 2.7%

Affiliated Managers Group, Inc.(1)                              6,200     $    389,360
--------------------------------------------------------------------------------------
                                                                          $    389,360
--------------------------------------------------------------------------------------

ELECTRIC UTILITIES -- 2.1%

ALLETE, Inc.                                                   11,200     $    306,656
--------------------------------------------------------------------------------------
                                                                          $    306,656
--------------------------------------------------------------------------------------

ELECTRICAL EQUIPMENT -- 2.2%

Brady Corp., Class A                                            4,100     $    130,421
Genlyte Group Inc., (The)(1)                                    4,200          186,984
--------------------------------------------------------------------------------------
                                                                          $    317,405
--------------------------------------------------------------------------------------

ENGINEERING & CONTRUCTION -- 2.1%

Jacobs Engineering Group, Inc.(1)                               6,600     $    297,660
--------------------------------------------------------------------------------------
                                                                          $    297,660
--------------------------------------------------------------------------------------

FOOD DISTRIBUTORS -- 2.3%

Performance Food Group Co.(1)                                   8,300     $    337,893
--------------------------------------------------------------------------------------
                                                                          $    337,893
--------------------------------------------------------------------------------------

GAS UTILITIES -- 1.0%

Piedmont Natural Gas Co., Inc.                                  3,800     $    148,200
--------------------------------------------------------------------------------------
                                                                          $    148,200
--------------------------------------------------------------------------------------

HEALTH CARE - EQUIPMENT -- 3.7%

Diagnostic Products Corp.                                       6,200     $    225,246
Young Innovations, Inc.                                         9,800          313,698
--------------------------------------------------------------------------------------
                                                                          $    538,944
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                                    SHARES           VALUE
--------------------------------------------------------------------------------------
HEALTH CARE - SUPPLIES -- 1.9%

ICU Medical, Inc.(1)                                           10,350     $    281,623
--------------------------------------------------------------------------------------
                                                                          $    281,623
--------------------------------------------------------------------------------------

HEALTH SERVICES -- 4.4%

CorVel Corp.(1)                                                 6,400     $    227,520
First Health Group Corp.(1)                                     8,500          222,275
Renal Care Group, Inc.(1)                                       5,300          180,995
--------------------------------------------------------------------------------------
                                                                          $    630,790
--------------------------------------------------------------------------------------

HOME FURNISHINGS -- 1.0%

La-Z-Boy, Inc.                                                  6,700     $    148,740
--------------------------------------------------------------------------------------
                                                                          $    148,740
--------------------------------------------------------------------------------------

HOUSEHOLD PRODUCTS -- 1.0%

Church & Dwight Co., Inc.                                       4,300     $    150,457
--------------------------------------------------------------------------------------
                                                                          $    150,457
--------------------------------------------------------------------------------------

HOUSEWARES -- 2.6%

Matthews International Corp.                                   14,200     $    375,022
--------------------------------------------------------------------------------------
                                                                          $    375,022
--------------------------------------------------------------------------------------

INDUSTRIAL CONGLOMERATE -- 1.0%

Carlisle Companies, Inc.                                        3,400     $    148,308
--------------------------------------------------------------------------------------
                                                                          $    148,308
--------------------------------------------------------------------------------------

INSURANCE - PROPERTY AND CASUALTY -- 3.1%

Midland Co.                                                    13,600     $    289,680
Triad Guaranty, Inc.(1)                                         3,100          152,148
--------------------------------------------------------------------------------------
                                                                          $    441,828
--------------------------------------------------------------------------------------

INSURANCE BROKERS -- 1.8%

Arthur J. Gallagher & Co.                                       5,200     $    147,056
Erie Indemnity Co., Class A                                     2,800          108,920
--------------------------------------------------------------------------------------
                                                                          $    255,976
--------------------------------------------------------------------------------------

IT CONSULTING & SERVICES -- 4.7%

FactSet Research Systems, Inc.                                  7,400     $    328,190
Manhattan Associates, Inc.(1)                                  13,500          349,515
--------------------------------------------------------------------------------------
                                                                          $    677,705
--------------------------------------------------------------------------------------

LEISURE - PRODUCTS -- 1.0%

Polaris Industries, Inc.                                        2,000     $    148,300
--------------------------------------------------------------------------------------
                                                                          $    148,300
--------------------------------------------------------------------------------------

MACHINERY - INDUSTRIAL -- 1.8%

Graco, Inc.                                                     6,750     $    253,462
--------------------------------------------------------------------------------------
                                                                          $    253,462
--------------------------------------------------------------------------------------

MEDICAL PRODUCTS -- 0.5%

Mentor Corp.                                                    3,200     $     72,960
--------------------------------------------------------------------------------------
                                                                          $     72,960
--------------------------------------------------------------------------------------

METALS - INDUSTRIAL -- 1.0%

Simpson Manufacturing Co., Inc.(1)                              3,600     $    147,204
--------------------------------------------------------------------------------------
                                                                          $    147,204
--------------------------------------------------------------------------------------

MULTI-UTILITIES -- 1.6%

Energen Corp.                                                   6,200     $    224,316
--------------------------------------------------------------------------------------
                                                                          $    224,316
--------------------------------------------------------------------------------------

OIL AND GAS - EXPLORATION AND PRODUCTION -- 2.3%

Newfield Exploration Co.(1)                                     8,800     $    339,416
--------------------------------------------------------------------------------------
                                                                          $    339,416
--------------------------------------------------------------------------------------

PACKAGED FOODS -- 0.5%

Tootsie Roll Industries, Inc.                                   2,357     $     73,067
--------------------------------------------------------------------------------------
                                                                          $     73,067
--------------------------------------------------------------------------------------

PAPER PRODUCTS -- 1.0%

Wausau-Mosinee Paper Corp.                                     11,660     $    142,369
--------------------------------------------------------------------------------------
                                                                          $    142,369
--------------------------------------------------------------------------------------

PUBLISHING -- 1.0%

Lee Enterprises, Inc.                                           3,700     $    143,079
--------------------------------------------------------------------------------------
                                                                          $    143,079
--------------------------------------------------------------------------------------

RESTAURANTS -- 1.6%

Sonic Corp.(1)                                                  9,050     $    228,784
--------------------------------------------------------------------------------------
                                                                          $    228,784
--------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

SECURITY                                                    SHARES           VALUE
--------------------------------------------------------------------------------------
RETAIL - APPAREL -- 1.0%

Kenneth Cole Productions, Inc.                                  5,400     $    140,994
--------------------------------------------------------------------------------------
                                                                          $    140,994
--------------------------------------------------------------------------------------

RETAIL - FOOD -- 2.1%

Casey's General Stores, Inc.                                   10,700     $    150,121
Ruddick Corp.                                                   9,400          146,076
--------------------------------------------------------------------------------------
                                                                          $    296,197
--------------------------------------------------------------------------------------

SERVICES - DIVERSIFIED COMMERCIAL -- 3.1%

ABM Industries, Inc.                                           20,860     $    295,169
G & K Services, Inc.                                            4,400          154,000
--------------------------------------------------------------------------------------
                                                                          $    449,169
--------------------------------------------------------------------------------------

SPECIALTY STORE -- 3.0%

Aaron Rents, Inc.                                              15,700     $    328,915
Claire's Stores, Inc.                                           3,300          110,418
--------------------------------------------------------------------------------------
                                                                          $    439,333
--------------------------------------------------------------------------------------

WASTE MANAGEMENT -- 2.5%

Landauer, Inc.                                                 10,300     $    364,929
--------------------------------------------------------------------------------------
                                                                          $    364,929
--------------------------------------------------------------------------------------

TOTAL COMMON STOCKS
   (IDENTIFIED COST $11,783,742)                                          $ 14,173,875
--------------------------------------------------------------------------------------

TOTAL INVESTMENTS -- 98.0%
   (IDENTIFIED COST $11,783,742)                                          $ 14,173,875
--------------------------------------------------------------------------------------

OTHER ASSETS, LESS LIABILITIES -- 2.0%                                    $    288,267
--------------------------------------------------------------------------------------

NET ASSETS -- 100.0%                                                      $ 14,462,142
--------------------------------------------------------------------------------------

(1)  Non-income producing security.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP PORTFOLIO as of September 30, 2003

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF SEPTEMBER 30, 2003

ASSETS

Investments, at value (identified cost, $11,783,742)                           $   14,173,875
Cash                                                                                   53,327
Receivable for investments sold                                                     1,841,819
Interest and dividends receivable                                                      16,305
---------------------------------------------------------------------------------------------
TOTAL ASSETS                                                                   $   16,085,326
---------------------------------------------------------------------------------------------

LIABILITIES

Demand note payable                                                            $    1,600,000
Accrued expenses                                                                       23,184
---------------------------------------------------------------------------------------------
TOTAL LIABILITIES                                                              $    1,623,184
---------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS' INTEREST IN PORTFOLIO                      $   14,462,142
---------------------------------------------------------------------------------------------

SOURCES OF NET ASSETS

Net proceeds from capital contributions and withdrawals                        $   12,072,009
Net unrealized appreciation (computed on the basis of identified cost)              2,390,133
---------------------------------------------------------------------------------------------
TOTAL                                                                          $   14,462,142
---------------------------------------------------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED SEPTEMBER 30, 2003

INVESTMENT INCOME

Dividends                                                                      $      162,349
Interest                                                                                2,359
---------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                        $      164,708
---------------------------------------------------------------------------------------------

EXPENSES

Investment adviser fee                                                         $      152,870
Trustees' fees and expenses                                                               182
Custodian fee                                                                          31,892
Legal and accounting services                                                          16,967
Miscellaneous                                                                           1,882
---------------------------------------------------------------------------------------------
TOTAL EXPENSES                                                                 $      203,793
---------------------------------------------------------------------------------------------
Deduct --
   Reduction of investment adviser fee                                         $       42,933
---------------------------------------------------------------------------------------------
TOTAL EXPENSE REDUCTIONS                                                       $       42,933
---------------------------------------------------------------------------------------------

NET EXPENSES                                                                   $      160,860
---------------------------------------------------------------------------------------------

NET INVESTMENT INCOME                                                          $        3,848
---------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS)

Net realized gain (loss) --
   Investment transactions (identified cost basis)                             $     (891,851)
---------------------------------------------------------------------------------------------
NET REALIZED LOSS                                                              $     (891,851)
---------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
   Investments (identified cost basis)                                         $    3,980,807
---------------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)                           $    3,980,807
---------------------------------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN                                               $    3,088,956
---------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                                     $    3,092,804
---------------------------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                                        YEAR ENDED            PERIOD ENDED
IN NET ASSETS                                              SEPTEMBER 30, 2003    SEPTEMBER 30, 2002(1)
------------------------------------------------------------------------------------------------------
From operations --
   Net investment income                                   $            3,848    $              10,565
   Net realized loss                                                 (891,851)                (219,112)
   Net change in unrealized
      appreciation (depreciation)                                   3,980,807               (1,590,674)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM OPERATIONS                                         $        3,092,804    $          (1,799,221)
------------------------------------------------------------------------------------------------------
Capital transactions --
   Contributions                                           $        8,156,160    $          16,520,145
   Withdrawals                                                    (10,552,319)              (1,055,437)
------------------------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM CAPITAL TRANSACTIONS                               $       (2,396,159)   $          15,464,708
------------------------------------------------------------------------------------------------------

NET INCREASE IN NET ASSETS                                 $          696,645    $          13,665,487
------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of year                                       $       13,765,497    $             100,010
------------------------------------------------------------------------------------------------------
AT END OF YEAR                                             $       14,462,142    $          13,765,497
------------------------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SUPPLEMENTARY DATA

                                                            YEAR ENDED SEPTEMBER 30,
                                                           -------------------------
                                                              2003          2002(1)
------------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA+

Ratios (As a percentage of average daily net assets):
   Net expenses                                                  1.05%          0.92%(2)
   Net expenses after custodian fee reduction                    1.05%          0.90%(2)
   Net investment income                                         0.03%          0.23%(2)
Portfolio Turnover                                                 54%            17%
------------------------------------------------------------------------------------
TOTAL RETURN                                                    24.24%        (22.75)%
------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000's OMITTED)                    $   14,462     $   13,765
------------------------------------------------------------------------------------

+ The operating expenses of the Portfolio reflect a reduction of the investment adviser fee. Had such action not been taken, the ratios would have been as follows:

Ratios (As a percentage of average daily net assets):
   Expenses                                                      1.33%          1.65%(2)
   Expenses after custodian fee reduction                        1.33%          1.63%(2)
   Net investment loss                                          (0.25)%        (0.50)%(2)
------------------------------------------------------------------------------------

(1) For the period from the start of business, April 30, 2002, to September 30, 2002.

(2)  Annualized.

                       SEE NOTES TO FINANCIAL STATEMENTS.

SMALL-CAP PORTFOLIO as of September 30, 2003

NOTES TO FINANCIAL STATEMENTS

1  SIGNIFICANT ACCOUNTING POLICIES

   Small-Cap Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on December 10, 2001, seeks to achieve long-term capital growth by investing in a diversified portfolio of equity securities of companies having market capitalizations within the range of companies comprising the Russell 2000 (small company stocks), emphasizing quality small companies whose stocks are considered to trade at attractive valuations relative to earnings or cash flow per share. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At September 30, 2003, the Eaton Vance Small-Cap Fund and the Atlanta Capital Small-Cap Fund held approximate 10.3% and 74.0% interests in the Portfolio, respectively. In addition, one other investor owned a greater than 10% interest in the Portfolio (15.1% at September 30, 2003). The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

   A INVESTMENT VALUATION -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges are valued at closing sale prices on the exchange where such securities are principally traded. Marketable securities listed in the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sale prices are not available are generally valued at the mean between the latest bid and asked prices. Futures positions on securities or currencies are generally valued at closing settlement prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates value. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

   B INCOME -- Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount.

   C INCOME TAXES -- The Portfolio is treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

   D EXPENSE REDUCTION -- Investors Bank & Trust Company (IBT) serves as custodian to the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses on the Statement of Operations.

   E OTHER -- Investment transactions are accounted for on a trade date basis. Realized gains and losses are computed based on the specific identification of securities sold.

   F USE OF ESTIMATES -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2  INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES

   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, BMR receives a monthly advisory fee equal to 1.00% annually of the average daily net assets of the Portfolio up to $500 million, and at reduced rates as daily net assets exceed that level. For the year ended September 30, 2003, the adviser fee amounted to $152,870. In order to enhance the net investment income of the Portfolio, BMR made a reduction of the investment adviser fee of $42,933. Pursuant to a sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Atlanta Capital Management, LLC ("Atlanta Capital"), a majority-owned subsidiary of EVM. BMR pays Atlanta Capital a monthly fee for sub-advisory services provided to the Portfolio in the amount of 0.750% annually of average daily net assets up to $500 million, and at reduced rates as daily net assets exceed that level. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended September 30, 2003, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  INVESTMENT TRANSACTIONS

   Purchases and sales of investments, other than short-term obligations, aggregated $7,811,994 and $9,921,720, respectively, for the year ended September 30, 2003.

4  FEDERAL INCOME TAX BASIS OF UNREALIZED APPRECIATION (DEPRECIATION)

   The cost and unrealized appreciation (depreciation) in value of the investments owned at September 30, 2003, as computed on a federal income tax basis, were as follows:

   AGGREGATE COST                                                   $ 12,084,763
   -----------------------------------------------------------------------------
   Gross unrealized appreciation                                    $  2,131,481
   Gross unrealized depreciation                                         (42,369)
   -----------------------------------------------------------------------------
   NET UNREALIZED APPRECIATION                                      $  2,089,112
   -----------------------------------------------------------------------------

5  LINE OF CREDIT

   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. At

   September 30, 2003, the Portfolio had a balance pursuant to this line of credit of $1,600,000. The Portfolio did not have any significant borrowings or allocated fees during the year ended September 30, 2003.

6  INTERESTHOLDER MEETING (UNAUDITED)

   The Portfolio held a Special Meeting of Interestholders on June 6, 2003 to elect Trustees. The results of the vote were as follows:

                                                      INTEREST IN THE PORTFOLIO
                                                     ---------------------------
   NOMINEE FOR TRUSTEE                               AFFIRMATIVE        WITHHOLD
   -----------------------------------------------------------------------------
   Jessica M. Bibliowicz                                100%                  0%

   Donald R. Dwight                                     100%                  0%

   James B. Hawkes                                      100%                  0%

   Samuel L. Hayes, III                                 100%                  0%

   William H. Park                                      100%                  0%

   Norton H. Reamer                                     100%                  0%

   Lynn A. Stout                                        100%                  0%

   Results are rounded to the nearest whole number. Donald R. Dwight retired as a Trustee effective July 1, 2003 pursuant to the mandatory retirement policy of the Portfolio.

SMALL-CAP PORTFOLIO as of September 30, 2003

INDEPENDENT AUDITORS' REPORT

TO THE TRUSTEES AND INVESTORS OF SMALL-CAP PORTFOLIO:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Small-Cap Portfolio (the Portfolio) as of September 30, 2003, the related statement of operations for the year then ended, and the statement of changes in net assets and the supplementary data for the year then ended and for the period from the start of business, April 30, 2002 to September 30, 2002. These financial statements and supplementary data are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and supplementary data present fairly, in all material respects, the financial position of the Small-Cap Portfolio at September 30, 2003, the results of its operations for the year then ended, and the changes in its net assets and the supplementary data in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
November 17, 2003

ATLANTA CAPITAL SMALL-CAP FUND

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and Small-Cap Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the Trust, as that term is defined under the 1940 Act. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109. As used below, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "EVM" refers to Eaton Vance Management, "BMR" refers to Boston Management and Research, "EVD" refers to Eaton Vance Distributors, Inc. and "Atlanta Capital" refers to Atlanta Capital Management Company, LLC. EVC and EV are the corporate parent and trustee, respectively, of EVM and BMR. EVD is the Fund's principal underwriter, the Portfolio's placement agent and a wholly-owned subsidiary of EVM.

                             POSITION(S)      TERM OF                                NUMBER OF PORTFOLIOS
                              WITH THE       OFFICE AND                                IN FUND COMPLEX
        NAME AND              TRUST AND      LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN BY
      DATE OF BIRTH         THE PORTFOLIO     SERVICE      DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEE(S)

Jessica M. Bibliowicz          Trustee       Trustee of   President and Chief                191                     None
11/28/59                                     the Trust    Executive Officer of
                                             since 1998;  National Financial
                                               of the     Partners (financial
                                             Portfolio    services company) (since
                                             since 2001   April 1999). President
                                                          and Chief Operating
                                                          Officer of John A. Levin
                                                          & Co. (registered
                                                          investment adviser) (July
                                                          1997 to April 1999) and a
                                                          Director of Baker,
                                                          Fentress & Company, which
                                                          owns John A. Levin & Co.
                                                          (July 1997 to April
                                                          1999). Ms. Bibliowicz is
                                                          an interested person
                                                          because of her
                                                          affiliation with a
                                                          brokerage firm.

James B. Hawkes            Trustee of the    Trustee of   Chairman, President and            193                Director of EVC
11/9/41                    Trust; Trustee    the Trust    Chief Executive Officer
                            and President    since 1989;  of BMR, EVC, EVM and EV;
                               of the        Trustee and  Director of EV; Vice
                              Portfolio      President    President and Director of
                                               of the     EVD. Trustee and/or
                                             Portfolio    officer of 193 registered
                                             since 2001   investment companies in
                                                          the Eaton Vance Fund
                                                          Complex. Mr. Hawkes is an
                                                          interested person because
                                                          of his positions with
                                                          BMR, EVM, EVC and EV,
                                                          which are affiliates of
                                                          the Trust and the
                                                          Portfolio.

NONINTERESTED TRUSTEE(S)

Samuel L. Hayes, III           Trustee       Trustee of   Jacob H. Schiff Professor          193           Director of Tiffany & Co.
2/23/35                                      the Trust    of Investment Banking                            (specialty retailer) and
                                             since 1989;  Emeritus, Harvard                                       Telect, Inc.
                                               of the     University Graduate                                  (telecommunication
                                             Portfolio    School of Business                                   services company)
                                             since 2001   Administration.

William H. Park                Trustee       Since 2003   President and Chief                190                     None
9/19/47                                                   Executive Officer, Prizm
                                                          Capital Management, LLC
                                                          (investment management
                                                          firm) (since 2002).
                                                          Executive Vice President
                                                          and Chief Financial
                                                          Officer, United Asset
                                                          Management Corporation (a
                                                          holding company owning
                                                          institutional investment
                                                          management firms)
                                                          (1982-2001).

Ronald A. Pearlman             Trustee       Since 2003   Professor of Law,                  190                     None
7/10/40                                                   Georgetown University Law
                                                          Center (since 1999). Tax
                                                          Partner, Covington &
                                                          Burling, Washington, DC
                                                          (1991-2000).

                             POSITION(S)      TERM OF                                NUMBER OF PORTFOLIOS
                              WITH THE       OFFICE AND                                IN FUND COMPLEX
        NAME AND            TRUST AND THE    LENGTH OF     PRINCIPAL OCCUPATION(S)       OVERSEEN BY
      DATE OF BIRTH           PORTFOLIO       SERVICE      DURING PAST FIVE YEARS         TRUSTEE(1)       OTHER DIRECTORSHIPS HELD
------------------------------------------------------------------------------------------------------------------------------------
NONINTERESTED TRUSTEE(S) (CONTINUED)

Norton H. Reamer               Trustee       Trustee of   President and Chief                193                     None
9/21/35                                      the Trust    Executive Officer of
                                             since 1989;  Asset Management Finance
                                               of the     Corp. (a specialty
                                              Portfolio   finance company serving
                                             since 2001   the investment management
                                                          industry) (since October
                                                          2003). President, Unicorn
                                                          Corporation (an
                                                          investment and financial
                                                          advisory services
                                                          company) (since September
                                                          2000). Formerly,
                                                          Chairman, Hellman, Jordan
                                                          Management Co., Inc. (an
                                                          investment management
                                                          company) (2000-2003).
                                                          Formerly, Advisory
                                                          Director of Berkshire
                                                          Capital Corporation
                                                          (investment banking firm)
                                                          (2002-2003). Formerly,
                                                          Chairman of the Board,
                                                          United Asset Management
                                                          Corporation (a holding
                                                          company owning
                                                          institutional investment
                                                          management firms) and
                                                          Chairman, President and
                                                          Director, UAM Funds
                                                          (mutual funds)
                                                          (1980-2000).

Lynn A. Stout                  Trustee       Trustee of   Professor of Law,                  193                     None
9/14/57                                      the Trust    University of California
                                             since 1998;  at Los Angeles School of
                                               of the     Law (since July 2001).
                                             Portfolio    Formerly, Professor of
                                             since 2001   Law, Georgetown
                                                          University Law Center.

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                                POSITION(S)             TERM OF
                                 WITH THE             OFFICE AND
        NAME AND               TRUST AND THE           LENGTH OF                          PRINCIPAL OCCUPATION(S)
      DATE OF BIRTH              PORTFOLIO              SERVICE                           DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------------------
Thomas E. Faust Jr.          President of the      President of the    Executive Vice President of EVM, BMR, EVC and EV; Chief
5/31/58                         Trust; Vice        Trust since 2002;   Investment Officer of EVM and BMR and Director of EVC. Chief
                             President of the      Vice President of   Executive Officer of Belair Capital Fund LLC, Belcrest
                                 Portfolio       the Portfolio since   Capital Fund LLC, Belmar Capital Fund LLC, Belport Capital
                                                        2001(2)        Fund LLC and Belrose Capital Fund LLC (private investment
                                                                       companies sponsored by EVM). Officer of 53 registered
                                                                       investment companies managed by EVM or BMR.

Gregory L. Coleman           Vice President of        Since 2001       Partner of Atlanta Capital. Officer of 10 registered
10/28/49                         the Trust                             investment companies managed by EVM or BMR.

William R. Hackney, III      Vice President of        Since 2001       Managing Partner and member of the Executive Committee of
4/12/48                        the Portfolio                           Atlanta Capital. Officer of 3 registered investment
                                                                       companies managed by EVM or BMR.

Paul J. Marshall             Vice President of        Since 2001       Vice President of Atlanta Capital. Portfolio manager for
5/2/65                         the Portfolio                           Bank of America Capital Management (1995-2000). Officer of 3
                                                                       registered investment companies managed by EVM or BMR.

Charles B. Reed              Vice President of        Since 2001       Vice President of Atlanta Capital. Portfolio manager with
10/9/65                        the Portfolio                           Florida State Board of Administration (1995-1998). Officer
                                                                       of 2 registered investment companies managed by EVM or BMR.

James A. Womack              Vice President of        Since 2001       Vice President of Atlanta Capital. Officer of 10 registered
11/20/68                         the Trust                             investment companies managed by EVM or BMR.

Alan R. Dynner                   Secretary         Secretary of the    Vice President, Secretary and Chief Legal Officer of BMR,
10/10/40                                         Trust since 1997; of  EVM, EVD, EV and EVC. Officer of 193 registered investment
                                                 the Portfolio since   companies managed by EVM or BMR.
                                                         2001

Kristin S. Anagnost          Treasurer of the        Since 2002(2)     Assistant Vice President of EVM and BMR. Officer of 110
6/12/65                          Portfolio                             registered investment companies managed by EVM or BMR.

James L. O'Connor            Treasurer of the         Since 1989       Vice President of BMR, EVM and EVD. Officer of 115
4/1/45                             Trust                               registered investment companies managed by EVM or BMR.

(1)  Includes both master and feeder funds in a master-feeder structure.

(2) Prior to 2002, Mr. Faust served as Vice President of the Trust since 1999 and Ms. Anagnost served as Assistant Treasurer of the Portfolio since 2001.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge by calling 1-800-225-6265.

                    INVESTMENT ADVISER OF SMALL-CAP PORTFOLIO
                         BOSTON MANAGEMENT AND RESEARCH
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                       SUB-ADVISER OF SMALL-CAP PORTFOLIO
                         ATLANTA CAPITAL MANAGEMENT LLC
                           1349 West Peachtree Street
                                   Suite 1600
                                Atlanta, GA 30309

                 ADMINISTRATOR OF ATLANTA CAPITAL SMALL-CAP FUND
                             EATON VANCE MANAGEMENT
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109

                              PRINCIPAL UNDERWRITER
                         EATON VANCE DISTRIBUTORS, INC.
                            The Eaton Vance Building
                                255 State Street
                                Boston, MA 02109
                                 (617) 482-8260

                                    CUSTODIAN
                         INVESTORS BANK & TRUST COMPANY
                              200 Clarendon Street
                                Boston, MA 02116

                                 TRANSFER AGENT
                                    PFPC INC.
                             Attn: Eaton Vance Funds
                                  P.O. Box 9653
                            Providence, RI 02940-9653
                                 (800) 262-1122

                              INDEPENDENT AUDITORS
                              DELOITTE & TOUCHE LLP
                               200 Berkeley Street
                              Boston, MA 02116-5022


                         ATLANTA CAPITAL SMALL-CAP FUND
                            THE EATON VANCE BUILDING
                                255 STATE STREET
                                BOSTON, MA 02109

    THIS REPORT MUST BE PRECEDED OR ACCOMPANIED BY A CURRENT PROSPECTUS WHICH
          CONTAINS MORE COMPLETE INFORMATION ON THE FUND, INCLUDING ITS DISTRIBUTION PLAN, SALES CHARGES AND EXPENSES. PLEASE READ THE PROSPECTUS
                   CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

1452-11/03                                                            ASCSRC

ITEM 2. CODE OF ETHICS

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts. Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (a fixed income investment management firm). Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation ("UAM") (a holding company owning institutional investment management firms). Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration. Mr. Reamer is the President of Unicorn Capital (an investment and financial advisory services company), Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm). Previously, Mr. Reamer was Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not Required in Filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Required in Filing.

ITEM 6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not required in this filing.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES

(a) It is the conclusion of the registrant's principal executive officer and principal financial officer that the effectiveness of the registrant's current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission's rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant's principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10. EXHIBITS

(a)(1)       Registrant's Code of Ethics - Not applicable (please see Item 2).
(a)(2)(i)    Treasurer's Section 302 certification.
(a)(2)(ii)   President's Section 302 certification.
(b)          Combined Section 906 certification.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

EATON VANCE GROWTH TRUST (ON BEHALF OF ATLANTA CAPITAL SMALL-CAP FUND)


By:    /S/ Thomas E. Faust Jr.
       -------------------------------
       Thomas E. Faust Jr.
       President


Date:  November 17, 2003
       -----------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /S/ James L.O'Connor
       -------------------------------
       James L. O'Connor
       Treasurer


Date:  November 17, 2003
       -----------------


By:    /S/ Thomas E. Faust Jr.
       -------------------------------
       Thomas E. Faust Jr.
       President


Date:  November 17, 2003
       -----------------